Condensed Consolidated Statements of Stockholders’ Equity Unaudited (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock upon Business Combination, net transaction costs	$ 31,511
Net transaction costs	$ 7,802
Series A Convertible preferred stock [Member]
Net of issuance costs		$ 11,359